DECHERT PRICE & RHOADS
                             1775 EYE STREET, N.W.
                             WASHINGTON, D.C. 20009


                                  June 12, 2000


VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

         Re:      FBR Family of Funds
                  File Nos. 333-05675 and 811-07665

Ladies and Gentlemen:

         Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the undersigned has been authorized by FBR Family of Funds (the "Trust") to submit this filing in lieu of a filing under Rule 497(c) under the 1933 Act, and to certify that:

          1. the Forms of Prospectus and Statement of Additional Information dated February 28, 2000, as supplemented June 1, 2000, describing the shares of the FBR Financial Services Fund, the FBR Small Cap Financial Fund, the FBR Small Cap Value Fund, and the FBR Realty Growth Fund of the Trust that would have been filed under Rule
               497(c) under the 1933 Act does not differ from the forms contained in the Trust's most recent amendment to its registration statement; and

          2.   the text of the Trust's most recent amendment to its registration
               statement,   filed   on  March   27,   2000,   has   been   filed
               electronically.

         No fees are required in connection with this filing. Please contact the undersigned at (202) 261-3336 with any questions or comments regarding this matter.

                                                     Sincerely,


                                                     /s / John H. Lively